Other Operating Income	12 Months Ended
Dec. 31, 2020
Other Operating Income
Other Operating Income	Note 4 Other Operating Income

	Year Ended December 31,
	2020	2019
Exchange rate differences	2,501	4,385
Total	2,501	4,385